INVESTMENT INCOME - NARRATIVE (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment due and accrued	$ 0.1	$ 0.0